Mineral Properties and Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021
Mineral Properties and Interests [Abstract]
Amortization of the mineral properties	$ 63,159		$ 50,615	$ 113,049
Joint venture agreement, description	The Company is required to pay a 4% net smelter royalty (“NSR”) to PDK Utah Holdings, LP (“PDK”) on revenues of gold and silver from the Kiewit gold property and the JJS properties. See Note 7.